EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Communications - 9.2%
Digital Media - 5.7%
Meta Platforms, Inc. - Class A	2,485	$ 1,295,455
Trade Desk, Inc. (The) - Class A (a)	4,083	426,796
		1,722,251
Streaming Video - 3.5%
Netflix, Inc. (a)	1,500	1,052,025

Consumer Discretionary - 22.7%
Consumer Leisure - 3.6%
Airbnb, Inc. - Class A (a)	3,390	397,681
DraftKings, Inc. - Class A (a)	20,250	698,625
		1,096,306
E-Commerce - 16.6%
Amazon.com, Inc. (a)	14,700	2,623,950
MercadoLibre, Inc. (a)	665	1,371,004
Shopify, Inc. - Class A (a)	13,400	992,538
		4,987,492
Restaurants - 2.5%
Sweetgreen, Inc. - Class A (a)	23,400	739,674

Financials - 2.8%
Financial Services - 2.8%
Visa, Inc. - Class A	2,983	824,412

Health Care - 21.3%
Biotechnology - 7.4%
argenx SE - ADR (a)	1,246	644,581
Intellia Therapeutics, Inc. (a)	10,815	242,689
Krystal Biotech, Inc. (a)	2,245	438,044
Sarepta Therapeutics, Inc. (a)	6,549	889,223
		2,214,537
Medical Technology - 9.7%
Inspire Medical Systems, Inc. (a)	2,806	504,575
Intuitive Surgical, Inc. (a)	1,439	708,894

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Health Care - 21.3% (Continued)
Medical Technology - 9.7% (Continued)
PROCEPT BioRobotics Corporation (a)	21,626	$ 1,708,454
		2,921,923
Pharmaceuticals - 4.2%
Ascendis Pharma A/S - ADR (a)	9,073	1,256,157

Industrials - 9.5%
Defense IT & Services - 5.4%
Axon Enterprise, Inc. (a)	4,462	1,628,496

Mobility & Delivery Services - 4.1%
Uber Technologies, Inc. (a)	16,958	1,240,139

Technology - 29.9%
Application Software - 15.3%
HubSpot, Inc. (a)	1,731	863,890
Monday.com Ltd. (a)	3,500	930,615
ServiceNow, Inc. (a)	2,107	1,801,485
Workday, Inc. - Class A (a)	3,730	981,699
		4,577,689
Infrastructure Software - 9.0%
Microsoft Corporation	6,510	2,715,581

IT Security - 5.6%
CyberArk Software Ltd. (a)	2,690	771,331
Palo Alto Networks, Inc. (a)	1,591	577,087
Zscaler, Inc. (a)	1,600	319,968
		1,668,386

Total Common Stocks (Cost $19,680,078)		$ 28,645,068

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.18% (b) (Cost $1,317,210)	1,317,210	$ 1,317,210

Investments at Value - 99.8% (Cost $20,997,288)		$ 29,962,278

Other Assets in Excess of Liabilities - 0.2%		53,226

Net Assets - 100.0%		$ 30,015,504

A/S	- Aktieselskab
ADR	- American Depositary Receipt
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2024.